Public assistance - Italian Law no. 124/2017 and subsequent modifications	12 Months Ended
Dec. 31, 2018
Public Assistance [Abstract]
Disclosure of Public Assistance And Subsequent Modifications [Text Block]
38 Public assistance — Italian Law no. 124/2017 and subsequent modifications

Under art. 1, paragraphs 125 and 126, of the Italian Law no. 124/2017 and subsequent modifications, the disclosures about the assistance received from Italian public authorities and entities, as well as the assistance granted by Eni SpA and by its fully consolidated subsidiaries to companies, persons and public and private entities, are provided below. The consolidated disclosures include: (i) assistance received from Italian public authorities/entities; and (ii) assistance granted by Eni SpA and its subsidiaries.
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The following disclosure requirements do not apply to: (i) incentives/subventions granted to all those entitled in accordance with a general assistance aid scheme; (ii) consideration in exchange for supplied goods/services, including sponsorships; (iii) reimbursements and indemnities paid to persons engaged in professional and orientation trainings; (iv) continuous training contributions to companies granted by inter-professional funds established in the legal form of association; (v) membership fees for the participation to industry trade and territorial associations, as well as to foundations or similar organizations, which perform activities linked with the company’s business; (vi) costs incurred with reference to social projects linked to the investing activities of the company. The assistance to be disclosed is identified on a cash basis.

The disclosure includes assistance exceeding EUR 10,000, even though they are granted through several payments.

Under art. 3-quarter of the Italian Decree Law No. 135/2018, converted with amendments by Law 11 February 2019, n. 12, for the received assistance see the information included in the Italian State aid Register, prepared in accordance with the article 52 of the Italian Law 24 December 2012, No. 234.

30	The following disclosures do not include assistance granted by foreign subsidiaries to foreign beneficiaries.

The granted assistance provided herein is mainly referred to foundations, associations and other entities for reputational purposes, donations and support for charitable and solidarity initiatives:

Granted subject	Amount paid (€)
Fondazione Eni Enrico Mattei	4,403,686
Eni Foundation	3,389,902
Fondazione Teatro alla Scala	3,052,192
Fondazione Giorgio Cini	1,000,000
WEF – World Economic Forum	260,586
Comitato Sisma Centro Italia – Confindustria, CIGL, CISL e UIL – Fondo di solidarietà per le popolazioni Centro Italia	242,326
Council on Foreign Relations	83,358
Atlantic Council of the United States Inc	81,307
World Business Council for Sustainable Development	72,805
Associazione Pionieri e Veterani Eni	57,000
EITI – Extractive Industries Transparency Initiative	51,588
Bruegel	50,000
Parrocchia di S. Barbara a San Donato Milanese	40,000
Aspen Institute Italia	35,000
Italiadecide	35,000
Fondazione Camera Centro Italiano per la Fotografia	33,000
Istituto Giannina Gaslini	30,000
Center for Strategic & International Studies	29,687
Politecnico di Milano – Dipartimento di “Scienze e Tecnologie Energetiche e Nucleari”	26,000
Institute for Human Rights and Business (IHRB)	22,548
Associazione Civita	22,000
Foreign Policy Association – USA	21,985
The Metropolitan Museum of Arts	21,760
Associazione Amici della Luiss	20,000
Centro Studi Americani	20,000
Fondazione Human Foundation Giving and Innovating Onlus	20,000
Global Reporting Initiative	14,000
Lega Italiana Fibrosi Cistica Lazio Onlus	10,000